Schedule of Investments (unaudited) July 31, 2023	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.4%
Aristocrat Leisure Ltd.	2,129	$56,387
Brambles Ltd.	4,941	46,746
Telstra Group Ltd.	52,264	149,590

		252,723

Belgium — 0.6%
Anheuser-Busch InBev SA	1,043	59,666

China — 1.2%
BOC Hong Kong Holdings Ltd.	41,500	126,660

Denmark — 4.6%
Carlsberg A/S, Class B	293	43,945
Genmab A/S(a)	396	163,231
Novo Nordisk A/S, Class B	963	155,286
Tryg A/S	5,728	113,092

		475,554

Finland — 1.6%
Elisa OYJ	184	9,598
Sampo OYJ, A Shares	3,491	153,837

		163,435

France — 6.1%
Air Liquide SA	628	112,911
Engie SA	3,609	59,207
Hermes International	23	50,905
Ipsen SA	51	6,427
La Francaise des Jeux SAEM(b)	15	573
L’Oreal SA	329	153,021
Orange SA	8,592	97,123
Sanofi	1,371	146,264

		626,431

Germany — 5.3%
Bayerische Motoren Werke AG	49	5,975
Beiersdorf AG	582	75,372
Deutsche Telekom AG, Registered Shares	6,416	139,877
GEA Group AG	47	1,995
Henkel AG & Co. KGaA	37	2,585
Mercedes-Benz Group AG, Registered Shares	1,080	86,252
SAP SE	1,176	160,420
Siemens AG, Registered Shares	454	77,381

		549,857

Hong Kong — 6.4%
AIA Group Ltd.	1,200	12,006
CK Infrastructure Holdings Ltd.	14,500	76,840
CLP Holdings Ltd.	15,500	126,342
Hang Seng Bank Ltd.	1,200	18,343
HKT Trust & HKT Ltd., Class SS(c)	48,000	56,698
Hong Kong & China Gas Co. Ltd.	13,950	11,967
Hongkong Land Holdings Ltd.	10,400	37,063
Jardine Matheson Holdings Ltd.	3,100	153,126
MTR Corp. Ltd.	22,000	101,382
Power Assets Holdings Ltd.	9,500	49,792
Sino Land Co. Ltd.	2,000	2,455
Swire Properties Ltd.	5,200	13,048

		659,062

Ireland — 0.3%
Experian PLC	694	26,820

Israel — 1.7%
Bank Hapoalim BM	6,351	56,415

Security	Shares	Value

Israel (continued)
Elbit Systems Ltd.	307	$65,279
Israel Discount Bank Ltd., Class A	9,639	51,055
Mizrahi Tefahot Bank Ltd.	187	6,752

		179,501

Italy — 4.4%
Ferrari NV	123	39,432
Intesa Sanpaolo SpA	55,349	160,051
Mediobanca Banca di Credito Finanziario SpA	7,986	106,426
Recordati Industria Chimica e Farmaceutica SpA	387	19,985
Snam SpA	24,452	128,538

		454,432

Japan — 28.4%
ANA Holdings, Inc.(a)	1,500	35,961
Aozora Bank Ltd.	100	2,057
Astellas Pharma, Inc.	10,600	154,997
Central Japan Railway Co.	600	76,460
Japan Post Bank Co. Ltd.	19,500	162,231
Japan Tobacco, Inc.	7,100	157,546
Kao Corp.	700	26,594
KDDI Corp.	4,700	138,329
Kirin Holdings Co. Ltd.	8,800	129,980
Kobayashi Pharmaceutical Co. Ltd.	2,000	109,943
Lawson, Inc.	3,000	150,524
Mitsubishi Corp.	900	46,050
Mitsubishi Gas Chemical Co., Inc.	1,700	25,497
MS&AD Insurance Group Holdings, Inc.	3,400	126,457
NH Foods Ltd.	300	8,656
Nippon Express Holdings, Inc.	2,600	152,441
Nippon Telegraph & Telephone Corp.	71,900	82,449
Nisshin Seifun Group, Inc.	3,700	45,884
Obic Co. Ltd.	300	49,092
Ono Pharmaceutical Co. Ltd.	4,500	82,464
Oracle Corp. Japan	1,500	105,148
Otsuka Holdings Co. Ltd.	3,900	143,392
Santen Pharmaceutical Co. Ltd.	12,900	112,724
Sega Sammy Holdings, Inc.	3,500	76,526
Shimamura Co. Ltd.	1,600	158,457
Skylark Holdings Co. Ltd.(a)	11,900	153,980
SoftBank Corp.	8,800	97,720
Sumitomo Mitsui Trust Holdings, Inc.	100	3,890
Takeda Pharmaceutical Co. Ltd.	4,300	131,472
Tokio Marine Holdings, Inc.	800	18,396
USS Co. Ltd.	1,500	26,010
Welcia Holdings Co. Ltd.	800	15,059
Yamada Holdings Co. Ltd.	44,600	134,743

		2,941,129

Netherlands — 5.6%
ING Groep NV, Series N	7,517	109,723
Koninklijke Ahold Delhaize NV	4,511	155,488
Koninklijke KPN NV	42,237	152,824
Wolters Kluwer NV	1,253	157,347

		575,382

Singapore — 6.1%
DBS Group Holdings Ltd.	3,900	100,608
Jardine Cycle & Carriage Ltd.	2,300	59,362
Oversea-Chinese Banking Corp. Ltd.	8,000	80,062
Singapore Airlines Ltd.	27,800	157,488

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Telecommunications Ltd.	69,400	$139,221
United Overseas Bank Ltd.	4,200	95,271

		632,012

Spain — 1.4%
ACS Actividades de Construccion y Servicios SA	254	8,885
Bankinter SA	9,312	60,249
Iberdrola SA	4,444	55,467
Industria de Diseno Textil SA	329	12,594
Telefonica SA	2,973	12,667

		149,862

Sweden — 1.1%
Saab AB, Class B	2,076	109,424

Switzerland — 12.6%
Chocoladefabriken Lindt & Spruengli AG	13	158,993
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	121,535
Flughafen Zurich AG, Registered Shares	688	145,648
Galenica AG(b)	979	78,790
Helvetia Holding AG, Registered Shares	260	38,476
Nestle SA, Registered Shares	1,293	158,417
Novartis AG, Registered Shares	1,502	157,255
Roche Holding AG	959	307,281
Swiss Re AG	1,075	112,165
Swisscom AG, Registered Shares	37	23,793

		1,302,353

United Kingdom — 7.9%
AstraZeneca PLC	1,020	146,550
British American Tobacco PLC	1,682	56,563
Diageo PLC	122	5,324
GSK PLC	3,274	58,281
Haleon PLC	678	2,927
Imperial Brands PLC	464	10,962
J Sainsbury PLC	38,551	137,260
Kingfisher PLC	15,809	49,852
National Grid PLC	9,752	129,261
RELX PLC	1,025	34,498
SSE PLC	316	6,833

Security	Shares	Value

United Kingdom (continued)
Tesco PLC	401	$1,328
Unilever PLC	2,811	151,043
United Utilities Group PLC	2,191	28,096

		818,778

Total Common Stocks — 97.7% (Cost: $9,524,155)		10,103,081

Preferred Securities

Preferred Stocks — 0.4%

Germany — 0.4%
Bayerische Motoren Werke AG	410	46,064

Total Preferred Securities — 0.4% (Cost: $45,803)		46,064

Total Long-Term Investments — 98.1% (Cost: $9,569,958)		10,149,145

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(d)(e)	213,305	213,305

Total Short-Term Securities — 2.1% (Cost: $213,305)		213,305

Total Investments — 100.2% (Cost: $9,783,263)		10,362,450

Liabilities in Excess of Other Assets — (0.2)%		(15,959)

Net Assets — 100.0%		$10,346,491

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$185,579	$27,726	(a)	$—		$—	$—	$213,305	213,305	$2,430		$—
SL Liquidity Series, LLC, Money Market Series(b)	136,500	—		(136,500	)(a)	—	—	—	—	19	(c)	—

						$—	$—	$213,305		$2,449		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Defensive Advantage International Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts MSCI EAFE Index	1	09/15/23	$110	$(132)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$10,103,081	$—	$10,103,081
Preferred Securities
Preferred Stocks	—	46,064	—	46,064
Short-Term Securities
Money Market Funds	213,305	—	—	213,305

	$213,305	$10,149,145	$—	$10,362,450

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(132)	$—	$—	$(132)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International

3